CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Net revenues	$ 379	$ 104,267	$ 105,607	$ 201,692	$ 424,385		$ 331,993		$ 248,435
Operating expenses:
Video gaming expenses	0	66,082	67,980	127,703	271,999		210,507		157,010
General and administrative	10,451	17,476	33,919	33,600	75,028		58,157		45,364
Depreciation and amortization of property and equipment	5,071	6,100	9,938	12,141	26,398		20,782		16,768
Amortization of route and customer acquisition costs and location contracts acquired	5,565	4,624	11,130	8,927	17,975		14,681		9,792
Other expenses, net	3,132	730	4,336	1,346	19,649		2,997		1,331
Total operating expenses	24,219	95,012	127,303	183,717	411,049		307,124		230,265
Operating income	(23,840)	9,255	(21,696)	17,975	13,336		24,869		18,170
Interest expense	2,489	3,156	6,738	6,203	12,860		9,644		8,105
Loss on debt extinguishment					1,141		0		0
(Loss) income before income tax expense	(26,329)	6,099	(28,434)	11,772	(665)		15,225		10,065
Income tax expense	(5,055)	1,771	(5,194)	3,449	5,199		4,422		1,754
Net (loss) income	$ (21,274)	$ 4,328	$ (23,240)	$ 8,323	$ (5,864)		$ 10,803		$ 8,311
Net (loss) income per common share:
Net (loss) income per common share - basic (in usd per share)	$ (0.27)	$ 0.07	$ (0.30)	$ 0.14	$ (0.09)	[1]	$ 0.19	[1]	$ 0.15	[1]
Net (loss) income per common share - diluted (in usd per share)	$ (0.27)	$ 0.07	$ (0.30)	$ 0.13	$ (0.09)	[1]	$ 0.17	[1]	$ 0.14	[1]
Weighted average number of shares outstanding:
Weighted average number of shares outstanding - basic (in shares)	78,317	58,605	78,161	57,896	61,850	[1]	57,621	[1]	56,321	[1]
Weighted average number of shares outstanding - diluted (in shares)	78,317	61,904	78,161	61,742	61,850	[1]	62,182	[1]	59,408	[1]
Net video gaming
Net revenues	$ 0	$ 100,994	$ 101,575	$ 195,169	$ 410,636		$ 321,711		$ 240,235
Amusement
Net revenues	260	1,348	1,952	2,786	5,912		4,199		3,422
ATM fees and other revenue
Net revenues	$ 119	$ 1,925	$ 2,080	$ 3,737	$ 7,837		$ 6,083		$ 4,778

[1]	Per share and share amounts have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 3.